Contingencies, Claims and Legal Proceedings - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loss Contingencies [Line Items]
Project authorized	€ 446
Project authorized to allocate	542
Additional investment on project	1,700
Funding for capital investment	78
Funding for capital investment approximately received	€ 44